Retirement Plan - Additional Information (Detail) - Postemployment Retirement Benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	3.50%	3.50%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 5,075	$ 4,556